SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	9 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
WeTrade Information Technology Limited [Member]
Place of incorporation	Hong Kong	Hong Kong
Nature of operation	Investment holding company
Utour Pte Ltd [Member]
Place of incorporation	Singapore	Singapore
Nature of operation	Investment holding company
Yueshang Information Technology (Beijing) Co., Ltd. ("YITB") [Member]
Place of incorporation	P.R.C.	P.R.C.
Nature of operation	Providing of social e-commerce services, technical system support and services